GOODWILL AND OTHER INTANGIBLE ASSETS - Changes in Carrying Amounts of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
	Jun. 26, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 25, 2020
Goodwill [Roll Forward]
Beginning balance	$ 113,170	$ 153,537	$ 113,170	$ 130,870
Impairment				(17,700)
Purchase accounting adjustments	9,032
Acquisition of Swerve			36,003
Currency translation adjustment			(4,668)
Ending balance	122,202	236,895	153,537	113,170
Branded CPG
Goodwill [Roll Forward]
Beginning balance	77,749	150,300	77,749	88,849
Impairment				(11,100)
Purchase accounting adjustments	40,779
Acquisition of Swerve			36,003
Currency translation adjustment			(4,208)
Ending balance	118,528	233,600	150,300	77,749
Flavors & Ingredients
Goodwill [Roll Forward]
Beginning balance	35,421	3,200	35,421	42,021
Impairment				(6,600)
Purchase accounting adjustments	(31,747)
Acquisition of Swerve			0
Currency translation adjustment			(460)
Ending balance	$ 3,674	$ 3,300	$ 3,200	$ 35,421